PROPERTY AND EQUIPMENT (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Property, Plant and Equipment [Abstract]
Depreciation expense	$ 509	$ 438	$ 1,993	$ 2,473